Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and other Costs	Total Deferred Charges
As of January 1, 2012	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)
As of December 31, 2012	$9,669	$79,152	$88,821
Additions	422	43	465
Written off amounts	(402)	—	(402)
Amortization	(3,179)	(7,754)	(10,933)
As of June 30, 2013	$6,510	$71,441	$77,951